CONTINGENT LIABILITIES AND COMMITMENTS (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 02, 2013 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 27, 2017	Jul. 31, 2017 USD ($)	Nov. 24, 2010 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ft² Vehicles	Dec. 31, 2018 EUR (€) ft² Vehicles	Dec. 31, 2018 ILS (₪) ft² Vehicles	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 12, 2017 USD ($)	Sep. 15, 2014 USD ($)	Jan. 15, 2013 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Royalty payments							$ 103			$ 81
One-time payment to purchase patents							$ 12			30	$ 30
Claim amount filed by shareholders of Polyheal												$ 6,750	$ 1,475	$ 1,500
Percentage of agreement to purchase Polyheal's shares			7.50%
Subleases, area | ft²							3,000	3,000	3,000
Subleases, monthly rent							$ 31
Subleases, expiration date							October 2022	October 2022	October 2022
Subleases, extention period							3 years	3 years	3 years
Number of vehicles in operating lease arrangements | Vehicles							16	16	16
Period of vehicles operating lease arrangements							three years	three years	three years
Deposit in vehicles operating leases						$ 39	$ 39
Contingent consideration for the purchase of shares						6,330	6,330			14,381
Revaluation of contingent consideration for the purchase of shares							758			351
Provision for shares purchase price accrued interest										7,500
Accumulated funding							137
Other income from settlement agreement							7,537
Profit (loss) from discontinued operation							4,608			(7,616)
BARDA [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accumulated funding							28,032
NexoBrid [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Funding amount		$ 12,000		$ 56,000
Procurement amount				16,500
Additional funding amount		$ 31,000		10,000
Additional procurement amount				$ 50,000
NIS [member]
Disclosure of finance lease and operating lease by lessee [line items]
Subleases, monthly rent | ₪									₪ 116,000
Patents [Member]
Disclosure of finance lease and operating lease by lessee [line items]
One-time payment to purchase patents							12			30	30
Third party [Member] | Patents and intellectual property [Member]
Disclosure of finance lease and operating lease by lessee [line items]
License costs							$ 950
Percentage of royalties to pay for future revenues from sales of products							1.5% to 2.5%	1.5% to 2.5%	1.5% to 2.5%
Period of royalties to pay for future revenues from sales of products							10 to 15 years	10 to 15 years	10 to 15 years
One-time lump-sum amount							$ 1,500
Aggregate revenues							100,000
Royalty payments							$ 72			48	$ 57
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of royalties to pay for future revenues from sales of products							10% - 20%	10% - 20%	10% - 20%
R&D Law [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of royalties to pay for future revenues from sales of products							3%	3%	3%
Royalty payments							$ 13,692
Maximum aggregate royalties paid in percentage							100.00%	100.00%	100.00%
Interest rate							12-month LIBOR	12-month LIBOR	12-month LIBOR
Shareholder [Member] | Patents [Member]
Disclosure of finance lease and operating lease by lessee [line items]
One-time payment to purchase patents					$ 88
Fixed payments to purchase patents annual					$ 30
Expiration period of patents					May 2018
Teva [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Other income from settlement agreement						7,537
Profit (loss) from discontinued operation						$ 4,608
Teva [Member] | Ordinary shares [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Number of shares repurchased | shares	755,492
Percentage of future royalty payments	20.00%
NexoBrid [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Revenues from sale or license	$ 30,600
Polyheal [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Revenues from sale or license	$ 10,800
Amount of plaintiffs conderation										1,497
Legal expense										$ 116
Subsidiary [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Subleases, monthly rent							$ 3
Subleases, expiration date							April 30, 2022	April 30, 2022	April 30, 2022
Subsidiary [Member] | EUR [member]
Disclosure of finance lease and operating lease by lessee [line items]
Subleases, monthly rent | €								€ 2,800